UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund Schedule of Investments August 31, 2005
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (99.2%)

Bedford MA BAN	3.500%	9/28/05	$2,936	$2,937
Beverly MA GO	5.250%	11/1/12 (1)	1,925	2,151
Beverly MA GO	5.250%	11/1/13 (1)	1,855	2,085
Boston MA Convention Center Rev	5.000%	5/1/18 (2)	4,975	5,375
Boston MA GO	5.750%	2/1/10 (Prere.)	1,955	2,166
Boston MA GO	5.000%	2/1/18 (1)	3,765	4,078
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/17 (1)	2,000	2,169
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/13	540	605
Chelsea MA GO	5.500%	6/15/09 (2)	90	98
Foxborough MA Stadium Infrastructure Improvement Rev	5.750%	6/1/25	2,500	2,758
Framingham MA Housing Auth. Mortgage Rev	6.200%	2/20/21	900	1,014
Framingham MA Housing Auth. Mortgage Rev	6.350%	2/20/32	2,000	2,225
Holyoke MA Gas & Electric Dept. Rev	5.000%	12/1/21 (1)	2,395	2,583
Littleton MA GO	5.000%	1/15/22 (3)	1,280	1,386
Lynn MA GO	5.250%	6/1/13 (2)	1,530	1,650
Malden MA GO	5.200%	8/1/14 (1)	2,700	2,833
Malden MA GO	5.100%	8/1/17 (1)	2,765	2,897
Marlborough MA GO	6.750%	6/15/08 (3)	1,400	1,538
Mashpee MA GO	5.125%	2/1/08 (1)(Prere.)	1,025	1,085
Mashpee MA GO	5.350%	2/1/08 (1)(Prere.)	1,525	1,623
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/09	2,000	2,248
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/10 (Prere.)	3,950	4,321
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/22	5,285	6,321
Massachusetts Bay Transp. Auth. Rev	5.000%	7/1/23	10,000	11,348
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/23	5,325	6,212
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/24	2,500	3,004
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/30	1,050	1,126
Massachusetts College Building Auth. Rev	0.000%	5/1/17 (10)	3,340	2,057
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/29 (2)	1,400	1,749
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/39	1,575	1,749
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	2.450%	9/7/05 (10)	1,200	1,200
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	2.490%	9/7/05 (1)	3,400	3,400
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/33	1,000	1,069
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/28	1,500	1,594
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/33	2,000	2,112
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/22	2,750	3,007
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/31	4,000	4,251
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/44	1,500	1,691
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10 (Prere.)	1,195	1,344
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10 (Prere.)	3,000	3,374
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	2.440%	9/7/2005	10,548	10,548
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/09 (Prere.)	2,000	2,206
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/22	600	644
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/32	1,000	1,080
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/19	1,000	1,048
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/29	1,500	1,560
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	7/1/09 (2)	985	989
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.650%	7/1/10 (2)	735	738
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.000%	1/1/13 (2)	1,445	1,481
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.300%	1/1/16 (2)	2,175	2,245
Massachusetts Educ. Finance Auth. Educ. Loan Rev	6.050%	12/1/17 (1)	1,815	1,889
Massachusetts GAN	5.125%	12/15/10	1,480	1,579
Massachusetts GAN	5.750%	12/15/10	3,000	3,359
Massachusetts GAN	5.125%	12/15/12	1,750	1,867
Massachusetts GO	5.250%	9/1/08	1,850	1,964
Massachusetts GO	5.625%	6/1/10 (Prere.)	1,450	1,608
Massachusetts GO	5.750%	6/1/10 (Prere.)	8,545	9,523
Massachusetts GO	5.750%	6/1/10 (Prere.)	3,290	3,666
Massachusetts GO	5.500%	10/1/18	4,955	5,783
Massachusetts GO	5.250%	8/1/22	5,000	5,790
Massachusetts GO	5.500%	12/1/22 (4)	2,000	2,399
Massachusetts GO	5.500%	12/1/23 (2)	1,030	1,238
Massachusetts GO VRDO	2.330%	9/1/05	5,560	5,560
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/21	6,765	7,941
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/32	3,000	3,685
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/33	5,000	5,355
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/17 (1)**	1,250	1,323
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/19 (1)	50	53
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/16	2,000	2,265
Massachusetts Health & Educ. Fac. Auth. Rev. (Dana Farber Cancer Project)	6.250%	12/1/05 (Prere.)	3,850	3,960
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10 (Prere.)	5,825	6,622
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20	1,000	1,267
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	7/15/36	2,500	2,686
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/37	5,000	5,308
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	2.390%	9/7/05 (Prere.)*	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	2.300%	9/7/05	300	300
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12 (2)	500	552
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/10	520	539
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/16	1,235	1,260
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/13 (3)	3,835	4,239
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/14 (3)	3,000	3,302
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/11	2,080	2,231
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/12	2,850	3,048
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/14	1,000	1,063
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15 (1)	390	408
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15	3,000	3,180
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/24 (1)	1,640	1,711
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/20 (3)	1,090	1,184
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/22 (3)	1,175	1,272
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/30	2,000	2,118
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14 (2)	1,000	1,067
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21	5,000	5,529
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32	1,000	1,099
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/10 (3)(Prere.)	4,000	4,528
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/27 (3)	1,850	1,972
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/34 (3)	2,500	2,650
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts) VRDO	2.320%	9/7/05 LOC	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/23 (3)	1,000	1,080
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/31 (1)	4,000	4,357
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/23	2,400	2,592
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/28	1,000	1,060
Massachusetts Housing Finance Agency Housing Rev	5.700%	7/1/20 (2)	1,500	1,578
Massachusetts Housing Finance Agency Housing Rev	5.800%	7/1/30 (2)	1,500	1,575
Massachusetts Housing Finance Agency Housing Rev. (Rental Housing)	5.550%	7/1/32 (4)	1,500	1,572
Massachusetts Housing Finance Agency Housing Rev. VRDO	2.350%	9/7/05	2,985	2,985
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.050%	6/1/10 (1)	585	594
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.150%	12/1/11 (1)	935	951
Massachusetts Housing Finance Agency Single Family Housing Rev	5.650%	6/1/31 (4)	755	759
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/17	1,000	1,047
Massachusetts Ind. Finance Agency Rev. (College of the Holy Cross)	5.500%	3/1/16 (1)	1,000	1,032
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/10 (2)(Prere.)	815	869
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/12 (1)	2,975	3,295
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/13 (1)	3,255	3,603
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/16 (1)	4,500	4,931
Massachusetts Port Auth. Rev	5.250%	7/1/08	1,325	1,385
Massachusetts Port Auth. Rev	5.250%	7/1/08 (4)	2,000	2,106
Massachusetts Port Auth. Rev	5.500%	7/1/09 (4)	2,000	2,155
Massachusetts Port Auth. Rev	5.100%	7/1/10	1,175	1,216
Massachusetts Port Auth. Rev	5.750%	7/1/10	1,000	1,103
Massachusetts Port Auth. Rev	5.250%	7/1/13 (1)	2,260	2,382
Massachusetts Port Auth. Rev	5.375%	7/1/18	2,000	2,128
Massachusetts Port Auth. Rev	5.750%	7/1/19	1,000	1,080
Massachusetts School Building Auth. Dedicated Sales Tax Rev	5.000%	8/15/25 (4)	5,000	5,399
Massachusetts Special Obligation Dedicated Tax Rev	5.500%	1/1/27 (3)	15,000	18,086
Massachusetts Special Obligation Rev	5.500%	6/1/10 (2)	3,150	3,237
Massachusetts Special Obligation Rev	5.000%	6/1/17	2,040	2,152
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/20 (1)	3,000	1,626
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/25 (1)	5,000	2,114
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/28 (1)	6,530	2,360
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/09 (Prere.)	1,435	1,568
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/09 (Prere.)	615	678
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17	5,000	5,643
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22	3,500	4,081
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27	2,565	2,759
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29	1,000	1,081
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29	2,490	2,724
Massachusetts Water Resources Auth. Rev	5.500%	11/1/06 (3)(Prere.)	120	125
Massachusetts Water Resources Auth. Rev	6.000%	12/1/11 (3)	4,120	4,664
Massachusetts Water Resources Auth. Rev. VRDO	2.300%	9/1/05 LOC	1,500	1,500
Massachusetts Water Resources Auth. Rev. VRDO	2.350%	9/7/05 (2)	1,620	1,620
Narragansett MA Regional School Dist. GO	6.500%	6/1/13 (2)	1,210	1,389
Pittsfield MA GO	5.000%	4/15/18 (1)	1,000	1,084
Quabog MA Regional School Dist. GO	5.500%	6/1/18 (4)	1,355	1,498
Quabog MA Regional School Dist. GO	5.500%	6/1/19 (4)	1,355	1,497
Rail Connections Inc. Massachusetts Rev	5.250%	7/1/08 (ETM)	705	748
Rail Connections Inc. Massachusetts Rev	5.300%	7/1/09 (ETM)	340	367
Rail Connections Inc. Massachusetts Rev	5.400%	7/1/09 (Prere.)	520	573
Rail Connections Inc. Massachusetts Rev	5.500%	7/1/09 (Prere.)	1,175	1,299
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/09 (Prere.)	570	641
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/09 (Prere.)	1,030	1,157
Route 3 North Transp. Improvement Assoc. Massachusetts Lease Rev	5.375%	6/15/10 (1)(Prere.)	2,500	2,747
Shrewsbury MA GO	5.000%	8/15/13	1,030	1,128
Shrewsbury MA GO	5.000%	8/15/17	1,900	2,076
Shrewsbury MA GO	5.000%	8/15/18	3,185	3,476
Shrewsbury MA GO	5.000%	8/15/19	1,000	1,091
Tantasqua MA Regional School Dist. GO	5.125%	8/15/15 (4)	2,575	2,802
Univ. of Massachusetts Building Auth. Refunding Rev	6.875%	5/1/14	1,000	1,220
Univ. of Massachusetts Building Auth. Rev	5.125%	11/1/10 (Prere.)	1,135	1,241
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/10 (2)(Prere.)	2,600	2,888
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/10 (2)(Prere.)	2,400	2,666
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/21 (2)	5,680	6,195
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/22 (2)	2,695	2,930
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/23 (2)	1,760	1,909
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/24 (2)	1,980	2,144
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev	5.000%	11/1/25 (2)	1,990	2,151
Westborough MA GO	5.000%	11/15/08	3,460	3,665
Westfield MA GO	5.000%	5/1/10 (3)(Prere.)	1,715	1,868
Worcester MA GO	5.500%	10/1/09 (3)	1,000	1,089
Worcester MA GO	5.750%	4/1/10 (4)(Prere.)	1,000	1,120
Worcester MA GO	5.625%	8/15/10 (3)(Prere.)	1,640	1,839
Worcester MA GO	5.500%	8/15/14 (3)	1,445	1,612
Worcester MA GO	5.500%	8/15/15 (3)	1,190	1,328
Worcester MA GO	5.250%	8/15/21 (3)	1,500	1,639
Outside Massachusetts
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/13 (1)	4,075	4,592
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/17 (1)	5,000	5,866
Puerto Rico GO	5.500%	7/1/19 (2)	2,500	2,960
Puerto Rico GO	5.500%	7/1/22 (3)	3,500	4,191
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/12 (3)	5,080	5,758
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.290%	9/7/05 (2)	400	400
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/28	2,235	2,316
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/25 (3)	6,495	7,870
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/35 (2)	12,805	3,330
Puerto Rico Muni. Finance Agency	5.000%	8/1/13 (4)	3,900	4,283
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/12 (Prere.)	1,100	1,220
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/36	400	426
Puerto Rico Public Finance Corp.	5.500%	2/1/12 (Prere.)	2,015	2,259
Puerto Rico Public Finance Corp.	5.125%	6/1/24 (2)	2,155	2,479
Puerto Rico Public Finance Corp.	5.500%	8/1/29	665	721
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/09	1,450	1,531
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/20	1,000	1,084

TOTAL MUNICIPAL BONDS
(Cost $466,638)				489,129

OTHER ASSETS AND LIABILITIES—NET (0.8%)				3,920

NET ASSETS (100%)				$493,049

*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2005, the value of this security represented 0.8% of net assets.
**Securities with a value of $1,323,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2005, the cost of investment securities for tax purposes was $469,202,000. Net unrealized appreciation of investment securities for tax purposes was $19,927,000, consisting of unrealized gains of $20,482,000 on securities that had risen in value since their purchase and $555,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At August 31, 2005, the aggregate settlement value of open futures contracts expiring in December 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note	(35)	$3,923	($68)
30-Year U.S. Treasruy Bond	(45)	5,311	(83)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 19, 2005

Vanguard Massachusetts Tax-Exempt Funds

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 19, 2005

*By Power of Attorney. See File Number 33-19446, filed on September 23, 2005. Incorporated by Reference.